UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06275

T. Rowe Price Balanced Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Report to Shareholders

Balanced Fund	June 30, 2012

The views and opinions in this report were current as of June 30, 2012. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

U.S. stocks gained in the first half of 2012, driven entirely by a strong first-quarter rally as the U.S. economy strengthened and European leaders took steps to contain the region’s debt crisis. Stocks pared some of their gains in the second quarter, however, as the eurozone crisis entered a new phase centered on Spain and global economic data weakened. U.S. bonds advanced, supported by long-term U.S. Treasuries, as Europe’s turmoil and uncertainty about the global outlook spurred demand for more conservative assets. Outside the U.S., stocks in developed markets rose modestly due to strength in Asia and most of Europe but fell sharply in some troubled peripheral eurozone countries.

PERFORMANCE REVIEW

The Balanced Fund returned 6.49% for the six months ended June 30, 2012. As shown in the Performance Comparison table, the fund exceeded both the combined index portfolio and the Lipper peer group. The combined index portfolio is composed of multiple indexes representing the broad asset classes in which the Balanced Fund invests.

Our holdings in U.S. large-cap growth stocks and non-U.S. developed market stocks accounted for most of the fund’s outperformance versus the benchmark, while our positioning in investment-grade bonds also lifted relative returns. Conversely, our holdings in domestic large-cap value stocks weighed on relative performance. Among the sectors not held in the benchmark, our allocation to high yield bonds helped relative results, but was offset by our holdings in real assets stocks.

MARKET ENVIRONMENT

U.S. stocks rallied sharply in the first quarter as the economy showed signs of improvement and European leaders made progress in containing the region’s debt crisis. However, the tenor of economic news turned more negative in the spring. After growing strongly in the first quarter, monthly jobs growth from April to June weakened and the unemployment rate remained stuck at 8.2%, reinforcing other indicators suggesting that the U.S. recovery was losing steam. Investors also grew anxious about a slowdown in China, where data increasingly showed that the world’s second-largest economy was cooling after decades of rapid growth. The S&P 500 rose to its highest level in almost four years on April 2, 2012, but erased most of its year-to-date gains by June 1 before clawing its way higher by month-end amid heightened anxiety about the global outlook.

Europe’s fiscal problems continued to dominate investor sentiment. The worsening debt crisis upended the political landscape in several countries and reignited worries about a disorderly Greek default and the survival of the currency zone. By the end of our reporting period, Spain sought a bailout for its troubled banks, Greece voted for a party committed to staying in the euro and forming a coalition government, and European leaders at the end of June agreed on new measures to contain the crisis. The latest summit produced some positive steps toward closer economic integration, but once again left many details unaddressed and failed to resolve fundamental problems facing the eurozone. Most European markets produced decent returns, but stock markets in Greece, Italy, Spain, and Portugal fell as they struggled with recession and austerity measures. Developed Asian markets rose.

U.S. bonds generated moderate gains in the year’s first half. In the investment-grade universe, corporate bonds did very well, and longer-term Treasuries also posted solid gains as growing global uncertainty spurred investors to seek refuge in U.S. government debt. In June, the Federal Reserve said it would extend until year-end a stimulus program aimed at suppressing long-term interest rates by selling short-term securities and using the proceeds to buy longer-term securities. The extension of the program, known as Operation Twist, helped sustain demand for longer-dated Treasuries. High yield outpaced investment-grade bonds as yield-hungry investors sought greater returns in a low interest rate environment. Outside the U.S., sovereign bonds in developed Europe posted mild gains in dollar terms as the dollar strengthened against the euro and other major currencies.

ASSET ALLOCATION STRATEGY

The Balanced Fund seeks to provide capital growth and current income by investing in a combination of U.S. and international stocks and fixed income securities. Our current strategy allocates 65% of the portfolio to stocks and the remaining 35% to bonds. Within stocks, we believe that valuations are reasonable, while the current low-yield environment is less favorable for bond returns. We are neutral between U.S. and non-U.S. stocks. U.S. corporate earnings are healthy and stock prices are attractive compared with their historical levels, though we expect earnings growth will moderate given signs of recent softening in the economy. Additionally, U.S. stocks offer dividend yields that in many cases are competitive with bond yields.

The fund is currently underweight real assets stocks relative to U.S. and international stocks. Real assets include investments that have physical properties such as energy, real estate, commodities, and infrastructure and provide a hedge against inflation. We believe that the muted global outlook will continue to weigh on commodity prices, while consumer price inflation remains subdued, thanks to falling energy prices. For valuation reasons, we prefer growth stocks over value. We believe that the current low-growth environment favors growth stocks, which tend to be less reliant on a strong economy to generate rising corporate earnings.

In the fixed income segment, we continue to favor high yield over investment-grade bonds. Many high yield bond issuers have taken advantage of low interest rates to refinance debt, extend maturities, and shore up their balance sheets. Additionally, yield spreads relative to other sectors remain at attractive levels in the current low-yield environment, particularly given our outlook for a slowly improving economy.

PORTFOLIO REVIEW

Domestic Stocks
Apple, our largest individual stock holding at the end of June, was by far the top absolute contributor. Apple shares soared 44% in the year’s first half as the company continues to benefit from the widespread appeal of its iPhone, iPad, and other devices. Internet retailer Amazon.com and online travel agency Priceline.com also contributed significantly to absolute returns. Amazon’s shares rallied after it reported surprisingly strong earnings and revenue in April, driven by buoyant demand for its Kindle electronic reading device. Priceline’s stock performed well as international bookings, which account for most of its revenue, remained resilient despite an uncertain global economy. Apple’s rise also lifted AT&T, another large contributor, which continues to benefit from the iPhone’s tremendous commercial success. (Please refer to our portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

The fund’s biggest absolute decliners spanned a range of sectors. Shares of Procter & Gamble fared poorly as the consumer products maker repeatedly reduced its profit forecasts over the past year, most recently in June, and lost market share. Dell was another poor performer, as the personal computer maker grapples with slowing global PC sales as consumers increasingly buy tablets and smartphones. Exelon, the largest U.S. power producer, was a hefty decliner as falling natural gas prices drove down wholesale electricity prices, which hurt revenue for most domestic power companies. Internet search engine leader Google was the biggest absolute decliner amid concerns about a decline in average price per click, or the amount paid by advertisers each time someone clicks on their online ad.

The Real Assets Fund detracted from relative returns. This fund—which invests mostly in assets with physical properties such as energy, commodities, and infrastructure—was weighed by a steep drop in energy prices, particularly oil and natural gas. Many U.S. companies have employed technology to more efficiently extract oil and natural gas in areas around the country through the use of hydraulic fracturing—a drilling technique known as fracking—which has helped push natural gas prices to their lowest level in a decade.

International Stocks
Many of the fund’s top non-U.S. contributors hailed from a variety of sectors. Tencent Holdings, China’s biggest Internet company, was a significant contributor to absolute returns. Tencent shares surged to a record high in May as revenue from online advertising, gaming, and various social networking businesses continued to exceed expectations. SembCorp Industries, a Singaporean industrial group focused on utilities, was another sizable contributor as it posted strong earnings, won new contracts, and expanded in overseas markets. Toyota Motor lifted absolute returns as Japan’s biggest automaker bounced back faster than expected from last year’s supply disruptions due to natural disasters in Japan and Thailand.

Among decliners, many of the fund’s largest non-U.S. detractors were energy names whose shares fell along with their U.S. peers as oil and natural gas prices slumped. Anglo-Dutch oil producer Royal Dutch Shell and Brazilian state-backed oil company Petrobras ranked among the biggest absolute detractors. Australia’s BHP Billiton, the world’s biggest mining company, fared poorly as commodities prices tumbled from last year, when high demand sent prices for many commodities to record levels. Like most miners, BHP is suffering from slumping global demand stemming from China’s economic slowdown, the weak U.S. recovery, and Europe’s ongoing debt crisis. Finally, Tesco was a significant detractor, as the top UK supermarket chain struggled to revitalize business in its home market after losing market share and reporting a string of quarterly sales declines.

As we noted in our annual report last December, we plan to continue gradually increasing the fund’s international equity exposure in the coming months, moving from roughly 20% earlier in 2011 to approximately 30% of its traditional equity allocation. The fund’s domestic equity exposure will decrease, and we will maintain the current overall allocation to stocks and bonds. International developed and emerging market stocks have risen as a percentage of the global equity market and now represent over half of the world market capitalization. These areas often include countries that enjoy faster economic growth rates than the U.S. and companies with greater long-term earnings growth potential or more favorable valuations.

Domestic Bonds
Our investment-grade holdings, particularly in corporate bonds and commercial mortgage-backed securities, contributed to relative performance. Additionally, our exposure to high yield bonds—a segment that is not held in the benchmark—lifted absolute and relative returns. High yield bonds posted strong returns over the past six months as they benefited from healthy demand from investors seeking yield in a low interest rate environment. We continue to favor high yield over investment-grade bonds. Companies issuing high yield bonds exhibit solid fundamentals, with most issuers paying off or refinancing their debt and improving their balance sheets. Default rates have crept higher in recent months, but we expect them to remain below levels reflected in current valuations. We believe that high yield bonds can do well even in a low-growth environment, although they would be challenged if the U.S. were to enter a recession.

OUTLOOK

Our global growth expectations are modest for the next several quarters. We expect the U.S. economy to continue along a course of low growth in an environment of abundant policy uncertainties and weakness abroad. Continued job and income growth remain critical for self-sustained recovery, although recent disappointing jobs data suggest that employers are still reluctant to hire. Global financial markets remain volatile over the uncertainty associated with the European debt crisis, Greece’s potential exit from the euro, and leaders’ incremental approach to policymaking in the region, which allows contagion risk to linger. We believe that risk aversion will remain high and markets will stay volatile while the eurozone crisis seeks resolution.

Notwithstanding these risks, U.S. corporate earnings growth and balance sheets appear strong and stocks are reasonably valued. We continue to believe that a balanced portfolio strategy combined with prudent security selection can mitigate risks yet still offer attractive long-term growth opportunities and that the current uncertainty underscores the value of the fund’s diversified holdings.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

Charles M. Shriver
Chairman of the portfolio’s Investment Advisory Committee

July 20, 2012

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the portfolio’s investment program.

RISKS OF INVESTING IN STOCKS

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; currency fluctuations; and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions, such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

RISKS OF INVESTING IN BONDS

Funds that invest in bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.

GLOSSARY

Barclays U.S. Aggregate Bond Index: An unmanaged index that tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

Combined index portfolio: An unmanaged portfolio of 52% domestic stocks (S&P 500 Index), 35% bonds (Barclays U.S. Aggregate Bond Index), and 13% international stocks (MSCI EAFE Index).

Lipper indexes: Fund benchmarks that consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Merrill Lynch-Wilshire Capital Market Index: A market capitalization-weighted index including the Wilshire 5000, Merrill Lynch High Yield II, and Domestic Master indexes. This index was discontinued on June 30, 2009.

Morningstar Moderate Target Risk Index: An index that represents a portfolio of global equities (fixed at 60%), bonds, and other asset classes.

MSCI EAFE Index: An index that measures equity market performance of developed countries in the Europe, Australasia, and Far East regions.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 62.6%		
CONSUMER DISCRETIONARY 9.6%		
Auto Components 0.4%		
Aisin Seiki (JPY)	104,200	3,468
Autoliv, GDR (SEK)	26,089	1,438
GKN (GBP)	1,028,446	2,928
Johnson Controls	68,800	1,907
Koito Manufacturing (JPY)	55,000	770
TRW (1)	52,400	1,926
		12,437
Automobiles 0.9%		
BMW (EUR)	50,470	3,657
General Motors (1)	228,700	4,510
Harley-Davidson	57,900	2,648
Honda (JPY)	194,700	6,782
Nissan Motor (JPY)	335,100	3,174
Toyota Motor (JPY)	203,700	8,210
		28,981
Diversified Consumer Services 0.1%		
Benesse Holdings (JPY)	48,800	2,182
		2,182
Hotels, Restaurants & Leisure 2.1%		
Accor (EUR)	79,849	2,514
Carnival	322,300	11,045
Chipotle Mexican Grill (1)	12,900	4,901
Compass Group (GBP)	388,030	4,070
Las Vegas Sands	163,300	7,102
Marriott, Class A	131,498	5,155
McDonald's	64,803	5,737
Starbucks	283,700	15,127
Starwood Hotels & Resorts Worldwide	99,600	5,283
Tim Hortons	1,000	52

Wynn Resorts	6,100	633
Yum! Brands	95,000	6,120
		67,739
Household Durables 0.2%		
Harman International	11,900	471
Lennar, Class A	18,000	556
Makita (JPY)	34,900	1,227
PDG Realty (BRL)	725,600	1,275
Persimmon (GBP)	441,680	4,227
		7,756
Internet & Catalog Retail 1.5%		
Amazon.com (1)	108,400	24,753
Expedia	3,100	149
Groupon (1)	151,200	1,607
Liberty Interactive (1)	122,400	2,178
Netflix (1)	9,200	630
priceline.com (1)	27,200	18,075
		47,392
Leisure Equipment & Products 0.1%		
Hasbro	16,900	572
Nikon (JPY)	105,200	3,196
		3,768
Media 2.0%		
Aegis Group (GBP)	415,604	1,055
Cablevision, Class A	35,000	465
Charter Communications, Class A (1)	29,800	2,112
Comcast, Class A	110,100	3,457
Comcast, Class A1	141,400	4,521
DIRECTV (1)	19,800	967
Discovery Communications, Class C (1)	167,400	8,385
Informa (GBP)	486,113	2,907

Jupiter Telecommunications (JPY)	3,198	3,265
McGraw-Hill	15,400	693
Omnicom	41,143	2,000
Television Broadcasts (HKD)	339,000	2,364
Time Warner	171,434	6,600
Time Warner Cable, Class A	82,293	6,756
Walt Disney	269,381	13,065
WPP (GBP)	502,253	6,104
		64,716
Multiline Retail 0.7%		
Dollar General (1)	53,600	2,915
Dollar Tree (1)	19,400	1,044
Kohl's	173,700	7,902
Lojas Renner (BRL)	48,100	1,345
Macy's	37,900	1,302
Parkson Retail (HKD) (2)	2,493,000	2,264
PPR (EUR)	32,945	4,704
Target	25,100	1,460
		22,936
Specialty Retail 0.8%		
AutoZone (1)	3,500	1,285
Bed Bath & Beyond (1)	24,300	1,502
CarMax (1)	72,200	1,873
Esprit (HKD) (2)	369,684	476
Home Depot	62,700	3,322
Inditex (EUR)	29,968	3,100
Kingfisher (GBP)	881,969	3,988
Lowe's	6,100	173
O'Reilly Automotive (1)(2)	42,400	3,552
Ross Stores	31,900	1,993
The Limited	30,300	1,289
Tiffany	100	5

Zhongsheng Group Holdings (HKD) (2)	1,103,000	1,342
		23,900
Textiles, Apparel & Luxury Goods 0.8%		
Coach	72,100	4,216
Fossil (1)	46,200	3,536
Michael Kors Holdings (1)	9,500	398
Nike, Class B	57,800	5,074
PVH	33,900	2,637
Ralph Lauren	30,500	4,272
Richemont, Class A (CHF)	98,493	5,405
		25,538
Total Consumer Discretionary		307,345
CONSUMER STAPLES 4.3%		
Beverages 1.1%		
Coca-Cola	73,561	5,752
Coca-Cola Enterprises	53,400	1,497
Dr Pepper Snapple	103,700	4,537
Kirin Holdings (JPY) (2)	354,000	4,172
Molson Coors Brewing, Class B	28,200	1,173
Monster Beverage (1)	19,000	1,353
PepsiCo	168,438	11,902
Pernod Ricard (EUR) (2)	53,162	5,687
		36,073
Food & Staples Retailing 0.9%		
CVS Caremark	69,877	3,266
FamilyMart (JPY)	87,800	4,020
Kroger	129,200	2,996
Tesco (GBP)	2,039,725	9,915
Wal-Mart	40,775	2,843

Whole Foods Market	52,300	4,985
		28,025
Food Products 1.2%		
Archer-Daniels-Midland	115,700	3,415
General Mills	57,800	2,228
Green Mountain Coffee (1)	11,200	244
House Foods (JPY)	47,200	801
Kellogg	83,300	4,109
Kraft Foods, Class A	50,234	1,940
Nestle (CHF)	280,514	16,733
Unilever (GBP)	264,873	8,902
		38,372
Household Products 0.6%		
Colgate-Palmolive	15,800	1,645
Energizer (1)	12,000	903
Procter & Gamble	286,207	17,530
		20,078
Personal Products 0.3%		
Avon	214,000	3,469
L'Oreal (EUR)	32,875	3,851
		7,320
Tobacco 0.2%		
Altria Group	56,695	1,959
Philip Morris International	58,595	5,113
		7,072
Total Consumer Staples		136,940
ENERGY 5.6%		
Energy Equipment & Services 1.1%		
Baker Hughes	58,436	2,402

Cameron International (1)	67,000	2,861
China Oilfield Services, H Shares (HKD)	2,536,000	3,662
FMC Technologies (1)	51,088	2,004
Fugro, GDS (EUR)	15,307	930
Halliburton	200	6
Modec (JPY)	38,000	736
Noble	45,400	1,477
Saipem (EUR)	71,713	3,194
Schlumberger	205,527	13,341
Weatherford International (1)	228,000	2,880
WorleyParsons (AUD)	63,912	1,660
		35,153

Oil, Gas & Consumable Fuels 4.5%

Anadarko Petroleum	18,900	1,251
Apache	6,400	563
Beach Energy (AUD)	2,699,221	2,634
BG Group (GBP)	260,891	5,340
BP (GBP)	72,910	489
BP, ADR	64,600	2,619
Chevron	182,300	19,233
Cimarex Energy	4,800	265
Concho Resources (1)	32,100	2,732
CONSOL Energy	102,200	3,091
Devon Energy	67,900	3,938
E.ON (EUR)	246,146	5,302
Eni (EUR)	317,631	6,779
EOG Resources	38,000	3,424
EQT	38,000	2,038
ExxonMobil	188,912	16,165
Hess	46,500	2,020
Marathon Petroleum	18,300	822
Murphy Oil	33,960	1,708
Newfield Exploration (1)	70,700	2,072

Nexen	158,949	2,685
Occidental Petroleum	30,500	2,616
Peabody Energy	15,700	385
Petrobras, ADR	127,200	2,307
Phillips 66 (1)	89,900	2,988
Pioneer Natural Resources	30,100	2,655
Range Resources	38,400	2,376
Royal Dutch Shell, B Shares (GBP)	14,309	499
Royal Dutch Shell, B Shares, ADR	211,600	14,797
Southwestern Energy (1)	77,700	2,481
Spectra Energy	181,600	5,277
Statoil (NOK)	316,954	7,579
Valero Energy	249,500	6,026
Williams Companies	232,100	6,689
WPX Energy (1)	85,933	1,390
		143,235
Total Energy		178,388

FINANCIALS 10.2%

Capital Markets 1.5%

Ameriprise Financial	105,006	5,488
BlackRock	7,800	1,325
Charles Schwab	50,600	654
Close Brothers Group (GBP)	90,418	1,059
Deutsche Bank (EUR)	48,690	1,770
Franklin Resources	79,039	8,773
GAM Holding (CHF)	143,639	1,599
Goldman Sachs	35,096	3,364
Invesco	322,500	7,288
Lazard	49,000	1,273
Macquarie Group (AUD)	108,759	2,928
Morgan Stanley	360,447	5,259
Northern Trust	109,000	5,016

State Street	27,500	1,228
TD Ameritrade Holding	65,200	1,108
		48,132
Commercial Banks 2.9%		
Australia & New Zealand Banking (AUD)	346,844	7,874
Banco Santander Brasil, ADR	411,900	3,192
Barclays, ADR	672,675	6,929
BNP Paribas (EUR)	60,766	2,346
China Citic Bank, H Shares (HKD)	3,118,504	1,609
CIT Group (1)	20,600	734
DBS Group (SGD)	378,000	4,172
DNB (NOK)	583,526	5,805
Erste Group Bank (EUR) (1)	38,835	738
Fifth Third Bancorp	47,900	642
Huntington Bancshares	81,700	523
Intesa Sanpaolo (EUR)	390,577	559
Mitsubishi UFJ Financial (JPY)	585,800	2,804
Nordea Bank (SEK)	237,327	2,055
PNC Financial Services Group	70,600	4,314
Regions Financial	558,800	3,772
Standard Chartered (GBP)	303,944	6,626
Sumitomo Mitsui Trust Holdings (JPY)	1,317,540	3,936
SunTrust	175,500	4,252
Svenska Handelsbanken, Class A (SEK)	93,565	3,084
Swedbank (SEK)	271,750	4,297
The Bank of Yokohama (JPY)	321,000	1,516
U.S. Bancorp	416,200	13,385
Wells Fargo	242,803	8,119
Zions Bancorporation	26,700	519
		93,802
Consumer Finance 0.7%		
American Express	209,601	12,201

Capital One Financial	54,800	2,995
Discover Financial	16,900	584
SLM Corporation	442,300	6,949
		22,729
Diversified Financial Services 1.8%		
Bank of America	1,133,554	9,273
BM&FBOVESPA (BRL)	483,500	2,439
Challenger (AUD)	408,875	1,368
Citigroup	82,790	2,269
CME Group	5,100	1,367
Deutsche Boerse (EUR)	47,670	2,573
ING Groep, GDS (EUR) (1)	154,922	1,045
IntercontinentalExchange (1)	30,500	4,147
JPMorgan Chase	613,810	21,932
Mitsubishi UFJ Lease & Finance (JPY)	63,200	2,633
Moody's (2)	212,000	7,749
		56,795
Insurance 2.0%		
AIA Group (HKD)	971,400	3,349
Allstate	181,900	6,383
Assured Guaranty	78,000	1,100
AXA (EUR)	397,901	5,326
Berkshire Hathaway, Class B (1)	41,900	3,491
Chubb	27,300	1,988
Loews	16,600	679
Marsh & McLennan	128,700	4,148
MetLife	256,000	7,898
Munich Re (EUR)	40,471	5,710
Prudential (GBP)	193,417	2,241
Prudential Financial	2,400	116
QBE Insurance (AUD)	152,958	2,109
Sony Financial (JPY)	205,600	3,363

Sun Life Financial	124,400	2,707
Sun Life Financial (CAD)	165,300	3,596
Swiss Life (CHF)	21,362	2,016
The Travelers Companies	21,200	1,353
Willis Group Holdings	17,500	639
XL Group	236,400	4,974
		63,186
Real Estate Investment Trusts (REITs) 1.0%		
American Tower, REIT	190,600	13,325
AvalonBay Communities, REIT	1,500	212
General Growth Properties, REIT	29,300	530
Prologis, REIT	29,524	981
Public Storage, REIT	7,100	1,025
Simon Property Group, REIT	17,006	2,647
Unibail-Rodamco, REIT (EUR)	22,222	4,100
Vornado Realty Trust, REIT	18,100	1,520
Westfield Retail Trust, REIT (AUD)	1,199,859	3,518
Weyerhaeuser, REIT	209,093	4,675
		32,533
Real Estate Management & Development 0.3%		
Goldcrest Company (JPY) (2)	28,350	437
Kerry Properties (HKD)	723,000	3,079
Mitsui Fudosan (JPY)	147,000	2,852
Soho China (HKD) (2)	4,409,000	3,388
St. Joe (1)	25,000	395
		10,151
Total Financials		327,328
HEALTH CARE 7.9%		
Biotechnology 1.3%		
Alexion Pharmaceuticals (1)	56,000	5,561
Amgen	117,601	8,590

Biogen Idec (1)	65,100	9,399
Celgene (1)	71,600	4,594
CSL (AUD)	105,623	4,284
Dendreon (1)	29,300	217
Gilead Sciences (1)	130,700	6,702
Regeneron Pharmaceuticals (1)	7,000	799
Vertex Pharmaceuticals (1)	1,600	89
		40,235

Health Care Equipment & Supplies 0.8%

Baxter International	52,047	2,766
C. R. Bard	5,000	537
Covidien	178,101	9,528
DENTSPLY International (2)	39,000	1,475
Edwards Lifesciences (1)	29,200	3,016
Elekta, B Shares (SEK)	85,343	3,892
Intuitive Surgical (1)	100	55
St. Jude Medical	16,300	651
Stryker	77,200	4,254
Zimmer Holdings	14,900	959
		27,133

Health Care Providers & Services 1.4%

AmerisourceBergen	14,800	582
Cardinal Health	68,600	2,881
DaVita (1)	3,500	344
Express Scripts Holding (1)	159,204	8,888
Fresenius (EUR)	53,818	5,581
HCA Holdings	69,400	2,112
Henry Schein (1)	2,600	204
Humana	4,800	372
McKesson	100,900	9,459
Quest Diagnostics	57,600	3,450
UnitedHealth Group	107,550	6,292

INDUSTRIALS & BUSINESS SERVICES 7.2%

Aerospace & Defense 1.6%		
Boeing	190,300	14,139
Harris	18,700	783
Honeywell International	193,169	10,786
Precision Castparts	54,700	8,998
Raytheon	54,600	3,090
Rolls-Royce Holdings (GBP) (1)	347,608	4,689
Textron (2)	49,200	1,224
United Technologies	110,992	8,383
		52,092
Air Freight & Logistics 0.4%		
C.H. Robinson Worldwide	7,800	456
Expeditors International of Washington	16,900	655
FedEx	104,700	9,592
UPS, Class B	36,100	2,843
		13,546
Airlines 0.2%		
United Continental (1)	255,300	6,211
		6,211
Commercial Services & Supplies 0.1%		
Cintas	11,800	456
IHS (1)	19,800	2,133
Stericycle (1)	17,500	1,604
		4,193
Construction & Engineering 0.2%		
Bouygues (EUR)	109,576	2,953
Carillion (GBP)	579,672	2,510
Fluor	10,200	503
		5,966

Electrical Equipment 0.6%		
ABB (CHF)	170,063	2,776
Cooper Industries	15,000	1,023
Emerson Electric	130,000	6,055
Legrand (EUR)	97,214	3,306
Mitsubishi Electric (JPY)	587,000	4,892
Roper Industries	14,700	1,449
		19,501
Industrial Conglomerates 2.2%		
3M	84,300	7,553
Cookson Group (GBP)	290,760	2,693
Danaher	379,236	19,751
DCC (EUR)	106,746	2,473
GE	875,401	18,243
Hutchison Whampoa (HKD)	613,000	5,302
McDermott International (1)	17,800	198
Philips Electronics (EUR)	158,280	3,130
SembCorp Industries (SGD)	1,316,060	5,380
Siemens (EUR)	63,634	5,349
Tyco International	15,000	793
		70,865
Machinery 0.3%		
Cargotec (EUR) (2)	38,119	881
Caterpillar	7,500	637
Cummins	21,300	2,064
Deere	15,700	1,270
Ingersoll-Rand	77,100	3,252
Pall	7,700	422
Stanley Black & Decker	15,700	1,010
Toshiba Machine (JPY)	126,000	655
		10,191

Marine 0.1%		
Maersk (DKK)	566	3,725
Nippon Yusen Kabushiki Kaish (JPY)	166,000	441
		4,166
Professional Services 0.0%		
Robert Half International (2)	18,500	529
		529
Road & Rail 0.8%		
Canadian Pacific Railway	23,600	1,729
Central Japan Railway (JPY)	542	4,283
CSX	54,900	1,228
J.B. Hunt Transport Services	18,500	1,103
Kansas City Southern Industries	24,900	1,732
Union Pacific	111,948	13,356
		23,431
Trading Companies & Distributors 0.7%		
Fastenal	138,300	5,575
Mitsubishi (JPY)	355,500	7,179
Mitsui (JPY)	310,100	4,601
W. W. Grainger	16,200	3,098
		20,453
Total Industrials & Business Services		231,144
INFORMATION TECHNOLOGY 10.4%		
Communications Equipment 1.0%		
Alcatel-Lucent (EUR) (1)(2)	883,303	1,467
Cisco Systems	705,975	12,122
Juniper Networks (1)	237,100	3,867
Qualcomm	247,195	13,764
		31,220

Computers & Peripherals 2.8%		
Apple (1)	124,700	72,825
Dell (1)	512,200	6,413
EMC (1)	318,100	8,153
SanDisk (1)	64,000	2,334
		89,725
Electronic Equipment, Instruments & Components 0.3%		
Amphenol, Class A	900	50
Corning	192,600	2,490
Hamamatsu Photonics (JPY)	101,700	3,444
Hosiden (JPY)	83,700	532
Nippon Electric Glass (JPY)	261,000	1,552
TE Connectivity	26,700	852
Venture (SGD)	202,000	1,251
		10,171
Internet Software & Services 2.0%		
Akamai Technologies (1)	14,900	473
Baidu, ADR (1)	97,100	11,165
eBay (1)	190,900	8,020
Facebook (1)	9,300	289
Facebook, Class A, Acquisition Date: 8/12 – 12/29/11 Acquisition Cost $892 (1)(3)	30,016	887
Facebook, Class B, Acquisition Date: 3/31 – 5/19/11 Acquisition Cost $2,234 (1)(3)	89,346	2,641
Google, Class A (1)	47,700	27,669
Kakaku.com (JPY) (2)	79,400	2,704
LinkedIn (1)	18,600	1,977
Tencent Holdings (HKD)	273,700	8,083
		63,908
IT Services 1.4%		
Accenture, Class A	46,600	2,800
Automatic Data Processing	22,673	1,262

Computer Sciences	50,300	1,249
Fidelity National Information	10,700	365
Fiserv (1)	7,800	563
IBM	27,699	5,417
MasterCard, Class A	39,700	17,075
NS Solutions (JPY)	32,400	554
Paychex	6,300	198
Visa, Class A	105,900	13,093
Western Union	45,300	763
		43,339
Office Electronics 0.2%		
Canon (JPY) (2)	109,300	4,377
Xerox	63,100	496
		4,873
Semiconductor & Semiconductor Equipment 1.5%		
Altera	24,500	829
Applied Materials	90,875	1,041
ASML (EUR)	85,184	4,341
Atmel (1)	196,000	1,313
Broadcom, Class A	232,800	7,869
Intel	24,100	642
Lam Research (1)	13,400	506
Marvell Technology Group	254,100	2,866
Micron Technology (1)	195,100	1,231
NVIDIA (1)	278,300	3,846
Samsung Electronics (KRW)	5,411	5,737
SUMCO (JPY) (1)(2)	134,200	1,218
Taiwan Semiconductor (TWD) (1)	1,267,969	3,471
Texas Instruments	310,000	8,894
Tokyo Electron (JPY)	54,200	2,535
Xilinx	92,499	3,105
		49,444

Software 1.2%		
Autodesk (1)	115,700	4,048
Check Point Software Technologies (1)	5,800	288
Electronic Arts (1)	13,100	162
Intuit	24,000	1,424
Microsoft	489,527	14,975
Nintendo (JPY)	5,200	607
Oracle	296,900	8,818
Red Hat (1)	36,200	2,044
Salesforce.com (1)	31,100	4,300
Software (EUR)	88,905	2,752
		39,418
Total Information Technology		332,098

MATERIALS 3.3%

Chemicals 1.9%		
Air Products & Chemicals	4,700	379
Asahi Kasei (JPY)	794,000	4,308
BASF (EUR)	68,914	4,789
Celanese, Class A	78,600	2,721
Dow Chemical	23,211	731
Ecolab	61,800	4,235
Lyondellbasell Industries, Class A	221,900	8,936
Monsanto	111,200	9,205
Potash Corporation of Saskatchewan	56,400	2,464
PPG Industries	11,500	1,220
Praxair	109,900	11,949
Sherwin-Williams	47,900	6,340
Showa Denko (JPY)	644,000	1,252
Tosoh (JPY) (2)	271,000	736
Wacker Chemie (EUR) (2)	22,672	1,558
		60,823

Construction Materials 0.0%		
Martin Marietta Materials	9,400	741
Vulcan Materials	8,600	341
		1,082
Containers & Packaging 0.2%		
Ball	13,400	550
Crown Cork & Seal (1)	59,200	2,042
Owens-Illinois (1)	127,700	2,448
		5,040
Metals & Mining 1.0%		
Agnico-Eagle Mines (CAD)	73,000	2,957
Antofagasta (GBP)	143,968	2,471
BHP Billiton (AUD)	190,860	6,221
BHP Billiton (GBP)	131,964	3,769
Freeport-McMoRan Copper & Gold	42,300	1,441
Kobe Steel (JPY)	519,000	624
Newmont Mining	19,000	922
Nucor	19,800	750
Rio Tinto (AUD)	94,446	5,552
SSAB (SEK)	351,506	2,925
U.S. Steel (2)	19,000	391
Umicore (EUR)	64,360	2,975
		30,998
Paper & Forest Products 0.2%		
International Paper	275,070	7,952
		7,952
Total Materials		105,895
TELECOMMUNICATION SERVICES 2.3%		
Diversified Telecommunication Services 1.4%		
AT&T	586,562	20,917

CenturyLink	40,800	1,611
Hutchison Telecommunications Hong Kong Holdings (HKD)	2,442,000	1,133
Telecom Italia (EUR)	5,832,130	4,691
Telefonica (EUR)	439,495	5,798
Telstra (AUD)	1,038,423	3,935
Verizon Communications	97,200	4,320
		42,405
Wireless Telecommunication Services 0.9%		
America Movil, ADR	214,000	5,577
Crown Castle International (1)	22,500	1,320
KDDI (JPY)	623	4,018
MetroPCS Communications (1)	13,700	83
Softbank (JPY)	99,500	3,699
Sprint Nextel (1)	276,800	902
Vodafone, ADR	488,700	13,772
		29,371
Total Telecommunication Services		71,776
UTILITIES 1.8%		
Electric Utilities 0.8%		
American Electric Power	67,500	2,693
Edison International	66,200	3,059
Entergy	80,099	5,438
Exelon	179,380	6,748
FirstEnergy	29,779	1,465
SSE (GBP)	352,860	7,693
		27,096
Independent Power Producers & Energy Traders 0.5%		
AES (1)	723,900	9,288
Calpine (1)	41,900	692

Diversified Financial Services 0.1%		
Citigroup	31,400	2,684
		2,684
Total Financials		5,064
Total Convertible Preferred Stocks (Cost $3,676)		5,064
CORPORATE BONDS 7.0%		
ACE INA Holdings, 5.90%, 6/15/19	335,000	412
Air Products & Chemicals, 4.15%, 2/1/13	300,000	306
Allegheny Energy Supply, 6.75%, 10/15/39 (4)	190,000	206
Allegheny Technologies, 5.95%, 1/15/21	240,000	265
Allstate, 5.55%, 5/9/35	1,000,000	1,157
Altria Group, 4.75%, 5/5/21	535,000	605
AMB Property, 4.50%, 8/15/17	600,000	629
America Movil, 2.375%, 9/8/16	225,000	232
America Movil, 5.50%, 3/1/14	745,000	800
America Movil, 5.625%, 11/15/17	500,000	591
America Movil, 6.375%, 3/1/35	300,000	376
American Express Bank, 5.50%, 4/16/13	1,000,000	1,037
American Express Credit, 5.875%, 5/2/13	775,000	807
American Honda Finance, 3.50%, 3/16/15 (4)	400,000	422
American International Group, 3.00%, 3/20/15	1,100,000	1,106
American International Group, 4.25%, 9/15/14	525,000	545
American International Group, 4.875%, 6/1/22	900,000	922
American Tower Trust, 5.42%, 4/15/37 (4)	1,500,000	1,598
American Tower Trust, 5.957%, 4/15/37 (4)	1,300,000	1,376
Ameriprise Financial, 7.30%, 6/28/19	290,000	362
AmerisourceBergen, 3.50%, 11/15/21	95,000	99

Amgen, 1.875%, 11/15/14	405,000	412
Amgen, 5.75%, 3/15/40	325,000	363
Apache, 3.625%, 2/1/21	495,000	533
Apache, 4.75%, 4/15/43	1,000,000	1,112
ArcelorMittal, 3.75%, 2/25/15	290,000	294
ArcelorMittal, 5.375%, 6/1/13	1,100,000	1,132
Arden Realty, 5.25%, 3/1/15	225,000	243
Aristotle, 2.75%, 11/21/14 (4)	1,000,000	1,023
Assured Guaranty, VR, 6.40%, 12/15/66 (4)	920,000	607
AT&T, 1.60%, 2/15/17	1,200,000	1,205
AT&T, 2.95%, 5/15/16	525,000	557
AT&T, 6.55%, 2/15/39	950,000	1,223
AT&T Broadband, 8.375%, 3/15/13	830,000	875
AutoZone, 4.00%, 11/15/20	825,000	879
AvalonBay Communities, 5.70%, 3/15/17	410,000	471
AvalonBay Communities, 5.75%, 9/15/16	530,000	606
BAA Funding, 2.50%, 6/25/17 (4)	310,000	309
BAA Funding, 4.875%, 7/15/23 (4)	935,000	990
Bank of America, 3.875%, 3/22/17	775,000	790
Bank of New York Mellon, 1.70%, 11/24/14	550,000	560
Bank of New York Mellon, 5.45%, 5/15/19	450,000	531
Bank of Nova Scotia, 2.375%, 12/17/13	900,000	922
Barclays Bank, 2.75%, 2/23/15	750,000	752
Barclays Bank, 5.00%, 9/22/16	290,000	314
Barclays Bank, 5.20%, 7/10/14	755,000	797
Barrick Gold, 1.75%, 5/30/14	565,000	572
Barrick Gold, 5.80%, 11/15/34	850,000	955
BB&T, 4.75%, 10/1/12	935,000	944
BHP Finance, 4.80%, 4/15/13	255,000	264

BlackRock, 5.00%, 12/10/19	250,000	286
BNP Paribas, 3.60%, 2/23/16	500,000	507
Boardwalk Pipelines, 5.50%, 2/1/17	1,380,000	1,526
Boston Properties, 4.125%, 5/15/21	375,000	394
Boston Properties, 5.00%, 6/1/15	100,000	109
BPCE, 2.375%, 10/4/13 (4)	1,000,000	989
Buckeye Partners, 5.50%, 8/15/19	715,000	751
Buckeye Partners, 6.05%, 1/15/18	300,000	327
Bunge Limited Finance, 5.10%, 7/15/15	1,145,000	1,224
Burlington Northern Santa Fe, 6.15%, 5/1/37	650,000	802
Canadian Natural Resources, 6.45%, 6/30/33	500,000	608
Canadian Pacific Railroad, 7.25%, 5/15/19	200,000	247
Capital One Bank, 6.50%, 6/13/13	475,000	498
Capital One Capital IV, VR, 6.745%, 2/5/82	1,000,000	1,000
Cardinal Health, 5.80%, 10/15/16	1,000,000	1,158
Caterpillar, 6.05%, 8/15/36	100,000	131
Caterpillar Financial Services, 1.375%, 5/20/14	1,000,000	1,012
Cellco Partners/Verizon Wireless, 5.55%, 2/1/14	625,000	669
Celulosa Arauco y Constitucion, 4.75%, 1/11/22 (4)	380,000	391
CenterPoint Energy Houston Electric, 5.70%, 3/15/13	1,000,000	1,035
Church & Dwight, 3.35%, 12/15/15	170,000	178
Cisco Systems, 1.625%, 3/14/14	1,000,000	1,020
Citigroup, 5.375%, 8/9/20	600,000	650
Citigroup, 5.50%, 8/27/12	1,000,000	1,006
Citigroup, 5.50%, 4/11/13	650,000	668
Citigroup, 5.85%, 7/2/13	1,300,000	1,348
CME Group Index Services, 4.40%, 3/15/18 (4)	800,000	869
CNA Financial, 5.875%, 8/15/20	800,000	877
Comcast, 3.125%, 7/15/22	970,000	975

Commonwealth Bank of Australia, 1.95%, 3/16/15	645,000	648
Commonwealth Bank of Australia, 3.50%, 3/19/15 (4)	700,000	730
Consolidated Natural Gas, 5.00%, 3/1/14	1,500,000	1,590
Continental Airlines, 4.75%, 7/12/22	284,414	299
Countrywide Financial, 6.25%, 5/15/16	708,000	736
Cox Communications, 6.25%, 6/1/18 (4)	300,000	355
Cox Communications, 7.125%, 10/1/12	850,000	863
Credit Suisse First Boston (USA), 7.125%, 7/15/32	750,000	979
Credit Suisse New York, 5.30%, 8/13/19	700,000	785
Crown Castle Towers, 6.113%, 1/15/40 (4)	1,043,000	1,210
Daimler Finance, 1.875%, 9/15/14 (4)	800,000	806
Danaher, 1.30%, 6/23/14	200,000	202
DCP Midstream, 4.75%, 9/30/21 (4)	570,000	607
Delhaize Group, 6.50%, 6/15/17	400,000	444
Delta Air Lines, ETC, 4.95%, 5/23/19	256,541	272
Deutsche Bank London, 3.875%, 8/18/14	600,000	626
Devon Financing, 7.875%, 9/30/31	975,000	1,396
Diamond Offshore Drilling, 5.70%, 10/15/39	300,000	355
Diamond Offshore Drilling, 5.875%, 5/1/19	195,000	232
DIRECTV Holdings, 4.75%, 10/1/14	240,000	258
DIRECTV Holdings, 6.35%, 3/15/40	1,500,000	1,740
Discover Financial Servicers, 10.25%, 7/15/19	400,000	514
Discovery Communications, 5.625%, 8/15/19	400,000	465
DNB Bank, 3.20%, 4/3/17 (4)	1,250,000	1,264
Dow Chemical, 4.25%, 11/15/20	525,000	570
Dow Chemical, 5.70%, 5/15/18	600,000	703
Du Pont de Nemours, 5.00%, 1/15/13	167,000	171
Duke Realty, 6.25%, 5/15/13	376,000	389
Enbridge Energy Partners, 5.50%, 9/15/40	600,000	648

EnCana, 5.90%, 12/1/17	1,000,000	1,146
Energy East, 6.75%, 9/15/33	1,000,000	957
Energy Transfer Partners, 5.20%, 2/1/22	1,245,000	1,335
Entergy Louisiana, 5.40%, 11/1/24	155,000	186
Enterprise Products Operations, 4.85%, 8/15/42	475,000	473
Enterprise Products Operations, 5.60%, 10/15/14	1,000,000	1,097
Enterprise Products Operations, 6.30%, 9/15/17	195,000	232
EOG Resources, 6.875%, 10/1/18	500,000	627
ERAC USA Finance, 2.25%, 1/10/14 (4)	475,000	479
ERAC USA Finance, 2.75%, 3/15/17 (4)	410,000	416
Express Scripts, 3.125%, 5/15/16	380,000	396
Express Scripts, 6.25%, 6/15/14	320,000	350
Fifth Third Bancorp, 3.50%, 3/15/22	340,000	343
Fifth Third Bancorp, 3.625%, 1/25/16	520,000	549
Ford Motor Credit, 3.875%, 1/15/15	1,300,000	1,343
Ford Motor Credit, 5.75%, 2/1/21	600,000	656
FPL Group Capital, 5.35%, 6/15/13	800,000	834
Franklin Resources, 4.625%, 5/20/20	300,000	342
GATX, 4.85%, 6/1/21	1,000,000	1,025
GE Capital, 5.30%, 2/11/21	810,000	905
GE Capital, 5.50%, 1/8/20	250,000	287
GE Capital, 5.625%, 5/1/18	1,625,000	1,876
GE Capital, 6.875%, 1/10/39	600,000	770
GE Global Insurance Solutions, 7.75%, 6/15/30	100,000	124
General Mills, 5.70%, 2/15/17	900,000	1,068
Goldman Sachs, 3.30%, 5/3/15	875,000	873
Goldman Sachs, 3.70%, 8/1/15	770,000	777
Goldman Sachs, 5.625%, 1/15/17	1,200,000	1,259
Goldman Sachs, 5.75%, 1/24/22	380,000	399

Goldman Sachs, 6.00%, 5/1/14	245,000	259
Goldman Sachs, 6.75%, 10/1/37	700,000	679
Goldman Sachs Capital I, 6.345%, 2/15/34	1,025,000	966
Grupo Bimbo, 4.50%, 1/25/22 (4)	100,000	106
GTP Acquisition Partners, 4.347%, 6/15/41 (4)	165,000	170
H.J. Heinz, 2.85%, 3/1/22	1,000,000	1,004
Harley Davidson Financial Services, 2.70%, 3/15/17 (4)	500,000	506
Hess, 5.60%, 2/15/41	1,000,000	1,061
Hewlett-Packard, 1.55%, 5/30/14	750,000	754
Hewlett-Packard, 2.20%, 12/1/15	900,000	905
Holcim, 6.00%, 12/30/19 (4)	800,000	845
Home Depot, 5.40%, 3/1/16	525,000	606
Hospitality Properties Trust, 7.875%, 8/15/14	575,000	628
HSBC Bank, 2.00%, 1/19/14 (4)	1,000,000	1,003
HSBC Bank USA, 4.625%, 4/1/14	225,000	234
HSBC Bank USA, 5.875%, 11/1/34	950,000	1,003
HSBC Holdings, 2.375%, 2/13/15	455,000	461
Hyatt Hotels, 5.75%, 8/15/15 (4)	900,000	986
Hyundai Capital America, 3.75%, 4/6/16 (4)	450,000	467
Hyundai Capital Services, 3.50%, 9/13/17 (4)	530,000	535
Hyundai Capital Services, 4.375%, 7/27/16 (4)	200,000	210
IBM, 0.55%, 2/6/15	660,000	656
IBM, 6.50%, 1/15/28	100,000	134
Interpublic Group of Companies, 4.00%, 3/15/22	450,000	455
J.C. Penney, 9.00%, 8/1/12	500,000	502
Jefferies Group, 5.875%, 6/8/14	390,000	404
Jefferies Group, 6.25%, 1/15/36	650,000	579
John Deere Capital, 5.50%, 4/13/17	1,175,000	1,398
JPMorgan Chase, 2.05%, 1/24/14	1,350,000	1,365

JPMorgan Chase, 4.65%, 6/1/14	600,000	632
JPMorgan Chase, 4.75%, 5/1/13	350,000	360
JPMorgan Chase, 5.75%, 1/2/13	1,200,000	1,226
JPMorgan Chase Capital XXII, 6.45%, 1/15/87	1,150,000	1,150
Kaiser Permanente, 3.50%, 4/1/22	625,000	647
Kansas Gas & Electric, 6.70%, 6/15/19 (4)	280,000	352
KeyCorp, 3.75%, 8/13/15	600,000	633
Kilroy Realty, 5.00%, 11/3/15	900,000	958
Kinder Morgan Energy Partners, 3.95%, 9/1/22	1,000,000	1,016
Kinder Morgan Finance, 5.70%, 1/5/16	1,000,000	1,056
Kraft Foods, 5.375%, 2/10/20	600,000	710
Kroger, 5.00%, 4/15/13	375,000	387
L-3 Communications, 4.95%, 2/15/21	500,000	538
Life Technologies, 3.50%, 1/15/16	1,100,000	1,149
Lloyds TSB Bank, 4.875%, 1/21/16	600,000	630
Lloyds TSB Bank, 6.50%, 9/14/20 (4)	800,000	768
Lubrizol, 5.50%, 10/1/14	1,000,000	1,105
Magellan Midstream Partners, 6.55%, 7/15/19	155,000	186
Manufacturers & Traders Trust Company, VR 5.585%, 12/28/20	834,000	820
Marathon Oil, 6.00%, 10/1/17	700,000	825
McDonald's, 4.875%, 7/15/40	800,000	946
McKesson, 6.00%, 3/1/41	900,000	1,186
Merrill Lynch, 6.11%, 1/29/37	900,000	863
Merrill Lynch, 6.50%, 7/15/18	1,575,000	1,706
Merrill Lynch, 6.75%, 6/1/28	700,000	772
MetLife, 6.75%, 6/1/16	290,000	340
MetLife Global Funding I, 1.70%, 6/29/15 (4)	805,000	805
MetLife Global Funding I, 5.125%, 6/10/14 (4)	360,000	386
Morgan Stanley, 2.875%, 1/24/14	700,000	692

Morgan Stanley, 4.00%, 7/24/15	700,000	687
Morgan Stanley, 4.75%, 3/22/17	1,175,000	1,169
Morgan Stanley, 6.25%, 8/9/26	755,000	734
Morgan Stanley, 6.625%, 4/1/18	750,000	785
Nabors Industries, 5.00%, 9/15/20	250,000	267
Nabors Industries, 9.25%, 1/15/19	400,000	517
National Rural Utilities Cooperative Finance, 3.875%, 9/16/15	280,000	305
National Rural Utilities Cooperative Finance, 5.50%, 7/1/13	725,000	761
NBC Universal, 3.65%, 4/30/15	1,000,000	1,063
Nevada Power, 5.875%, 1/15/15	500,000	557
New York Life Global Funding, 1.30%, 1/12/15 (4)	975,000	982
Newmont Mining, 5.875%, 4/1/35	350,000	375
Newmont Mining, 6.25%, 10/1/39	325,000	369
News America, 4.50%, 2/15/21	475,000	521
News America, 6.20%, 12/15/34	500,000	567
News America, 9.25%, 2/1/13	590,000	619
NiSource Finance, 4.45%, 12/1/21	600,000	628
NiSource Finance, 6.125%, 3/1/22	220,000	257
Noble Energy, 4.15%, 12/15/21	425,000	446
Noble Holding International, 3.05%, 3/1/16	250,000	258
Noble Holding International, 3.95%, 3/15/22	800,000	805
Nordea Bank, 2.125%, 1/14/14 (4)	760,000	761
Norfolk Southern, 3.00%, 4/1/22	1,085,000	1,095
Norfolk Southern, 7.80%, 5/15/27	19,000	27
Northeast Utilities, 5.65%, 6/1/13	650,000	679
Northern Trust, 4.625%, 5/1/14	235,000	251
Northern Trust, 6.50%, 8/15/18	250,000	305
NuStar Logistics, 4.80%, 9/1/20	400,000	409
O'Reilly Automotive, 4.875%, 1/14/21	1,000,000	1,066

Occidental Petroleum, 4.125%, 6/1/16	540,000	602
Omnicom Group, 6.25%, 7/15/19	960,000	1,138
Oracle, 3.75%, 7/8/14	750,000	797
PACCAR Financial, 1.60%, 3/15/17	460,000	465
PacifiCorp, 3.85%, 6/15/21	900,000	989
Partners Healthcare, 3.443%, 7/1/21	1,150,000	1,185
Pernod-Ricard, 2.95%, 1/15/17 (4)	825,000	835
Petro-Canada, 6.80%, 5/15/38	165,000	206
Philip Morris International, 2.50%, 5/16/16	1,000,000	1,050
Phillips 66, 2.95%, 5/1/17 (4)	685,000	705
Plains All American Pipeline, 5.75%, 1/15/20	900,000	1,054
PNC Funding, 3.30%, 3/8/22	1,100,000	1,131
PNC Funding, 6.70%, 6/10/19	590,000	734
Praxair, 4.625%, 3/30/15	1,000,000	1,102
Principal Life Insurance, 8.00%, 3/1/44 (4)	1,050,000	1,164
Progress Energy, 4.40%, 1/15/21	450,000	501
Prudential Financial, 5.40%, 6/13/35	1,000,000	987
Public Service Company of Colorado, 3.20%, 11/15/20	325,000	348
Raymond James Financial, 4.25%, 4/15/16	370,000	386
RCI Banque, 3.40%, 4/11/14 (4)	560,000	559
RCI Banque, 4.60%, 4/12/16 (4)	300,000	297
Regency Centers, 5.875%, 6/15/17	1,225,000	1,377
Regions Financial, 5.75%, 6/15/15	310,000	324
Reinsurance Group of America, 5.00%, 6/1/21	630,000	660
Reliance Holdings, 5.40%, 2/14/22 (4)	650,000	652
Republic Services, 5.50%, 9/15/19	400,000	463
Reynolds American, 7.25%, 6/1/13	500,000	527
Rio Tinto Finance, 6.50%, 7/15/18	900,000	1,110
Roper Industries, 6.25%, 9/1/19	300,000	359

Rowan Companies, 5.00%, 9/1/17	560,000	604
Royal Bank of Canada, 2.875%, 4/19/16	1,000,000	1,053
Royal Bank of Scotland, 3.25%, 1/11/14	400,000	403
Royal Bank of Scotland, 5.625%, 8/24/20	750,000	784
SABMiller, 6.50%, 7/15/18 (4)	350,000	428
SABMiller Holdings, 2.45%, 1/15/17 (4)	600,000	616
SBA Tower Trust, 4.254%, 4/15/40 (4)	940,000	982
Schlumberger, 2.65%, 1/15/16 (4)	1,100,000	1,149
Sempra Energy, 2.30%, 4/1/17	1,000,000	1,029
Sempra Energy, 6.50%, 6/1/16	475,000	560
Simon Property Group, 2.15%, 9/15/17	900,000	895
Simon Property Group, 4.20%, 2/1/15	340,000	361
SLM Corporation, 6.25%, 1/25/16	420,000	440
SLM Corporation, 8.45%, 6/15/18	950,000	1,066
Societe Generale, 2.50%, 1/15/14 (4)	595,000	589
Southeast Supply Header, 4.85%, 8/15/14 (4)	250,000	262
Southern Company, 4.15%, 5/15/14	135,000	143
Spectra Energy Capital, 5.65%, 3/1/20	165,000	186
Standard Chartered, 3.85%, 4/27/15 (4)	115,000	120
Suncor Energy, 6.10%, 6/1/18	850,000	1,012
Svenska Handelsbanken, 4.875%, 6/10/14 (4)	625,000	662
Sysco, 5.25%, 2/12/18	200,000	238
Talisman Energy, 3.75%, 2/1/21	555,000	557
Tampa Electric, 6.15%, 5/15/37	1,000,000	1,328
Teck Resources, 6.00%, 8/15/40	975,000	1,027
Telecom Italia Capital, 5.25%, 11/15/13	1,000,000	1,008
Telecom Italia Capital, 6.175%, 6/18/14	500,000	509
Telefonica Emisiones, 3.992%, 2/16/16	315,000	282
Telefonica Emisiones, 5.855%, 2/4/13	1,000,000	1,009

The Travelers Companies, 6.25%, 6/15/37	750,000	966
Thomson Reuters, 6.50%, 7/15/18	400,000	490
TIAA Global Markets, 5.125%, 10/10/12 (4)	400,000	405
Time Warner, 6.875%, 6/15/18	455,000	560
Time Warner Entertainment, 8.375%, 3/15/23	250,000	336
Toronto-Dominion Bank, 2.375%, 10/19/16	800,000	824
Toyota Capital International, 1.50%, 2/17/17	500,000	501
Toyota Motor Credit, 1.00%, 2/17/15	950,000	952
Toyota Motor Credit, 2.80%, 1/11/16	800,000	846
Transatlantic Holdings, 5.75%, 12/14/15	500,000	542
TransCanada Pipelines, 0.875%, 3/2/15	110,000	110
Transocean, 7.50%, 4/15/31	1,425,000	1,673
Tyson Foods, 4.50%, 6/15/22	200,000	206
U.S. Bancorp, 4.20%, 5/15/14	1,200,000	1,278
UBS Stamford, 2.25%, 8/12/13	550,000	552
UBS Stamford, 2.25%, 1/28/14	1,000,000	1,005
UBS Stamford, 4.875%, 8/4/20	250,000	268
UnitedHealth Group, 4.70%, 2/15/21	835,000	959
Unum Group, 5.625%, 9/15/20	200,000	217
Vale Overseas, 6.25%, 1/23/17	690,000	788
Valero Energy, 6.125%, 6/15/17	500,000	583
Ventas Realty, 3.125%, 11/30/15	260,000	265
Veolia Environnement, 6.00%, 6/1/18	650,000	721
Virginia Electric & Power, 4.75%, 3/1/13	100,000	103
Vivendi, 2.40%, 4/10/15 (4)	810,000	805
Vodafone, 5.375%, 1/30/15	600,000	664
Vodafone, 5.625%, 2/27/17	425,000	497
Volkswagen International Finance, 1.625%, 3/22/15 (4)	850,000	853
Wachovia Bank, 4.875%, 2/1/15	1,600,000	1,725

Wal-Mart Stores, 5.25%, 9/1/35	250,000	301
Wal-Mart Stores, 6.20%, 4/15/38	325,000	444
WEA Finance, 4.625%, 5/10/21 (4)	625,000	663
WEA Finance, 7.50%, 6/2/14 (4)	450,000	491
Weatherford International, 4.50%, 4/15/22	375,000	383
Weatherford International, 6.75%, 9/15/40	500,000	562
WellPoint, 6.00%, 2/15/14	900,000	969
Wells Fargo, 1.25%, 2/13/15	700,000	697
Wells Fargo, 5.625%, 12/11/17	800,000	932
Wesfarmers, 2.983%, 5/18/16 (4)	290,000	299
Western Gas Partners, 4.00%, 7/1/22	545,000	543
Westpac Banking, 4.20%, 2/27/15	700,000	745
Williams Partners, 5.25%, 3/15/20	775,000	869
Xerox, 2.95%, 3/15/17	160,000	162
Xerox, 8.25%, 5/15/14	465,000	520
Total Corporate Bonds (Cost $210,415)		224,680

ASSET-BACKED SECURITIES 0.9%

Ally Auto Receivables Trust Series 2011-2, Class A4 1.98%, 4/15/16	1,720,000	1,766
Ally Auto Receivables Trust Series 2011-3, Class A4 1.61%, 5/16/16	2,000,000	2,039
Ally Master Owner Trust Series 2011-3, Class A2 1.81%, 5/15/16	2,400,000	2,435
AmeriCredit Automobile Receivables Trust Series 2010-1, Class C 5.19%, 8/17/15	300,000	313
Bank of America Credit Card Trust Series 2007-A1, Class A1 5.17%, 6/15/19	3,000,000	3,530

CarMax Auto Owner Trust Series 2011-1, Class A4 2.16%, 9/15/16	2,065,000	2,124
Dominos Pizza Master Issuer Series 2012-1A, Class A2 5.216%, 1/25/42 (4)	1,663,738	1,736
Ford Credit Auto Owner Trust Series 2011-A, Class A4 1.65%, 5/15/16	2,225,000	2,265
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 1/15/22	2,145,000	2,192
GE Equipment Small Ticket Series 2011-1, Class A3 1.45%, 1/21/18 (4)	1,000,000	1,006
Honda Auto Receivables Owner Trust Series 2010-1, Class A4 1.98%, 5/23/16	285,000	288
Honda Auto Receivables Owner Trust Series 2011-2, Class A4 1.55%, 8/18/17	990,000	1,008
Hyundai Auto Receivables Trust Series 2011-A, Class A4 1.78%, 12/15/15	1,755,000	1,791
Hyundai Auto Receivables Trust Series 2011-B, Class A4 1.65%, 2/15/17	1,030,000	1,050
John Deere Owner Trust Series 2011-A, Class A4 1.96%, 4/16/18	830,000	851
Marriott Vacation Club Owner Trust Series 2006-1A, Class A 5.737%, 4/20/28 (4)	467,432	474
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.362%, 10/20/28 (4)	155,121	157
Mercedes-Benz Auto Lease Trust Series 2011-B, Class A4 1.24%, 7/17/17 (4)	1,345,000	1,354

Nordstrom Private Label Credit Card Master Trust Series 2011-1A, Class A 2.28%, 11/15/19 (4)	1,800,000	1,862
USAA Auto Owner Trust Series 2010-1, Class A4 2.14%, 9/15/15	465,000	471
Total Asset-Backed Securities (Cost $27,642)		28,712

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.1%

Banc of America Commercial Mortgage Series 2005-1, Class A5, VR 5.342%, 11/10/42	530,000	579
Banc of America Commercial Mortgage Series 2007-5, Class A4 5.492%, 2/10/51	4,050,000	4,621
Banc of America Commercial Mortgage Series 2008-1, Class A4, VR 6.395%, 2/10/51	790,000	928
Banc of America Mortgage Securities Series 2004-I, Class 3A2, CMO, ARM 2.756%, 10/25/34	99,528	100
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4, VR 5.901%, 9/11/38	4,300,000	4,885
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class AAB 5.315%, 2/11/44	2,787,395	2,906
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class AAB 5.746%, 9/11/42	1,245,000	1,345
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class A5 5.617%, 10/15/48	4,300,000	4,869
Citigroup/Deutsche Bank Commercial Mortgage Series 2007-CD4, Class ASB 5.278%, 12/11/49	3,007,667	3,154

Commercial Mortgage PTC Series 2007-C9, Class A4, VR 5.811%, 12/10/49	1,425,000	1,661
Greenwich Capital Commercial Funding Series 2007-GG9, Class AAB 5.441%, 3/10/39	290,000	303
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, VR 5.481%, 12/12/44	4,400,000	4,906
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A3 5.336%, 5/15/47	3,215,000	3,558
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB20, Class A4, VR 5.794%, 2/12/51	1,350,000	1,561
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class AM, VR 6.314%, 4/15/41	270,000	284
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM, VR 5.782%, 8/12/43	965,000	1,005
Sequoia Mortgage Trust Series 2010-H1, Class A1, CMO, ARM 3.75%, 2/25/40	149,378	152
Total Non-U.S. Government Mortgage-Backed Securities (Cost $35,108)		36,817

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 9.1%

U.S. Government Agency Obligations 8.2% (5)

Federal Home Loan Mortgage		
4.00%, 1/1/25 - 2/1/41	7,191,878	7,622
4.50%, 10/1/39 - 9/1/40	20,373,674	21,824
5.00%, 12/1/35 - 8/1/40	8,469,826	9,176
5.50%, 3/1/18 - 12/1/39	3,355,073	3,649
6.00%, 9/1/17 - 8/1/38	530,497	586

6.50%, 8/1/32	74,722	85
7.00%, 6/1/32	40,562	48
Federal Home Loan Mortgage, ARM		
2.508%, 7/1/35	378,929	400
2.755%, 2/1/35	656,548	699
2.784%, 2/1/37	379,258	405
5.919%, 12/1/36	522,251	565
5.969%, 10/1/36	371,005	402
6.047%, 11/1/36	291,575	316
6.088%, 10/1/36	585,980	637
6.201%, 8/1/36	242,572	264
Federal Home Loan Mortgage, CMO		
0.692%, 5/15/36	464,937	466
0.742%, 8/15/41	3,202,095	3,207
Federal Home Loan Mortgage, TBA, 4.00%, 1/1/41	233,000	247
Federal National Mortgage Assn.		
3.50%, 2/1/26 - 5/1/42	15,523,717	16,390
4.00%, 4/1/25 - 2/1/42	40,271,626	42,980
4.50%, 5/1/19 - 5/1/41	33,735,937	36,285
5.00%, 4/1/18 - 7/1/41	31,417,532	34,248
5.50%, 1/1/17 - 2/1/40	27,719,767	30,559
6.00%, 10/1/13 - 5/1/42	29,375,935	32,725
6.50%, 5/1/14 - 11/1/37	4,042,805	4,581
7.00%, 9/1/25 - 4/1/32	128,394	153
7.50%, 9/1/26	1,700	2
8.00%, 8/1/24 - 7/1/26	9,281	10
Federal National Mortgage Assn., ARM		
2.537%, 7/1/35	304,637	324
2.806%, 1/1/37	323,583	346
5.974%, 9/1/36	277,350	301

Federal National Mortgage Assn., TBA		
3.50%, 1/1/42	8,830,000	9,258
4.00%, 1/1/40	4,502,000	4,784
U.S. Dept. of Veterans Affairs, Vendee Mortgage Trust, CMO, VR 9.602%, 3/15/25	37,979	43
		263,587
U.S. Government Obligations 0.9%		
Government National Mortgage Assn.		
3.50%, 11/20/41 - 6/20/42	3,726,770	3,988
4.00%, 2/15/41	3,640,795	3,995
4.50%, 11/20/40	6,338,230	7,004
5.00%, 9/15/39	911,764	1,012
5.50%, 2/20/34 - 8/15/35	1,010,895	1,130
6.00%, 2/15/14 - 7/20/39	708,868	801
6.50%, 6/15/23 - 4/15/29	265,790	305
7.00%, 12/15/23 - 3/15/31	215,341	256
7.50%, 1/15/23 - 1/15/27	153,845	164
8.00%, 11/15/17 - 11/15/25	113,354	125
8.50%, 2/15/17 - 6/20/26	77,274	86
9.00%, 2/15/20 - 6/20/20	57,569	61
9.50%, 8/15/20 - 8/20/22	18,239	19
10.00%, 8/20/19 - 1/20/20	603	1
11.00%, 9/15/15 - 1/15/16	12,595	13
11.50%, 3/15/13 - 11/15/15	27,520	28
Government National Mortgage Assn., ARM, 1.625%, 8/20/23	4,111	4
Government National Mortgage Assn., TBA, 3.50%, 1/1/42	8,742,000	9,344
		28,336
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $281,355)		291,923

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 8.6%

U.S. Government Agency Obligations 1.1% (5)

Federal Home Loan Mortgage, 0.50%, 4/17/15	8,000,000	8,000
Federal National Mortgage Assn., 1.125%, 6/27/14	8,830,000	8,959
Federal National Mortgage Assn., 1.25%, 9/28/16	4,200,000	4,278
Federal National Mortgage Assn., 1.25%, 1/30/17	7,000,000	7,119
Federal National Mortgage Assn., 2.375%, 4/11/16	1,100,000	1,169
Federal National Mortgage Assn., 2.75%, 3/13/14	1,925,000	2,003
Tennessee Valley Authority, 6.25%, 12/15/17	1,975,000	2,502
		34,030

U.S. Treasury Obligations 7.5%

U.S. Treasury Bonds, 3.50%, 2/15/39	6,745,000	7,816
U.S. Treasury Bonds, 3.875%, 8/15/40	770,000	950
U.S. Treasury Bonds, 4.25%, 5/15/39	1,500,000	1,962
U.S. Treasury Bonds, 4.375%, 11/15/39	8,500,000	11,340
U.S. Treasury Bonds, 4.50%, 2/15/36	500,000	673
U.S. Treasury Bonds, 4.50%, 5/15/38	4,800,000	6,503
U.S. Treasury Bonds, 4.625%, 2/15/40	2,830,000	3,921
U.S. Treasury Bonds, 4.75%, 2/15/37	700,000	977
U.S. Treasury Bonds, 4.75%, 2/15/41	3,350,000	4,740
U.S. Treasury Bonds, 5.25%, 2/15/29	275,000	388
U.S. Treasury Bonds, 6.00%, 2/15/26	200,000	293
U.S. Treasury Bonds, 6.25%, 5/15/30	625,000	987
U.S. Treasury Bonds, 6.50%, 11/15/26	5,425,000	8,369
U.S. Treasury Bonds, 7.25%, 8/15/22	100,000	153
U.S. Treasury Bonds, 8.125%, 8/15/19	7,250,000	10,763
U.S. Treasury Notes, 0.875%, 1/31/17	30,500,000	30,772
U.S. Treasury Notes, 1.00%, 9/30/16	12,510,000	12,709

U.S. Treasury Notes, 1.50%, 12/31/13	6,740,000	6,859
U.S. Treasury Notes, 1.75%, 5/31/16	10,725,000	11,216
U.S. Treasury Notes, 2.00%, 2/15/22	13,425,000	13,884
U.S. Treasury Notes, 2.125%, 11/30/14	21,700,000	22,612
U.S. Treasury Notes, 2.125%, 5/31/15	23,825,000	24,998
U.S. Treasury Notes, 2.125%, 2/29/16	11,210,000	11,858
U.S. Treasury Notes, 2.125%, 8/15/21	11,205,000	11,786
U.S. Treasury Notes, 2.50%, 3/31/15	75,000	79
U.S. Treasury Notes, 2.625%, 8/15/20	3,050,000	3,359
U.S. Treasury Notes, 2.75%, 11/30/16 (6)	7,000,000	7,638
U.S. Treasury Notes, 3.125%, 5/15/21	6,380,000	7,268
U.S. Treasury Notes, 3.50%, 2/15/18 (6)	4,900,000	5,609
U.S. Treasury Notes, 3.625%, 2/15/20	3,850,000	4,532
U.S. Treasury Notes, 4.00%, 8/15/18	1,100,000	1,302
U.S. Treasury Notes, 4.25%, 8/15/15	875,000	978
U.S. Treasury Notes, 4.625%, 2/15/17	885,000	1,043
U.S. Treasury Notes, 4.75%, 8/15/17	1,550,000	1,860
		240,197
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $252,681)		274,227

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.1%

Abu Dhabi National Energy, 5.62%, 10/25/12 (4)	1,200,000	1,219
Asian Development Bank, 6.64%, 5/27/14	1,000,000	1,107
Centrais Electricas Brasileiras, 5.75%, 10/27/21 (4)	875,000	961
Codelco, 3.75%, 11/4/20 (4)	475,000	498
European Investment Bank, 1.375%, 10/20/15	900,000	909
European Investment Bank, 3.125%, 6/4/14	1,200,000	1,255

Export Import Bank of Korea, 5.25%, 2/10/14 (4)	500,000	526
Government of Bermuda, 4.138%, 1/3/23 (4)	615,000	621
Government of Bermuda, 5.603%, 7/20/20 (4)	300,000	344
Hydro-Quebec, 7.50%, 4/1/16	1,000,000	1,226
Hydro-Quebec, 8.40%, 1/15/22	200,000	291
Inter-American Development Bank, 3.875%, 9/17/19	700,000	819
International Bank for Reconstruction & Development 0.50%, 11/26/13	495,000	496
International Finance, 2.25%, 4/11/16	1,400,000	1,478
IPIC GMTN, 3.75%, 3/1/17 (4)	1,000,000	1,045
KfW, 1.25%, 10/26/15	2,150,000	2,182
KfW, 1.25%, 2/15/17	800,000	807
KfW, 4.875%, 6/17/19	1,000,000	1,204
Landwirtschaftliche Rentenbank, 2.125%, 7/15/16	1,200,000	1,250
Mubadala Development, 5.75%, 5/6/14 (4)	310,000	333
Petrobras International Finance, 2.875%, 2/6/15	1,125,000	1,145
Petrobras International Finance, 5.875%, 3/1/18	750,000	835
Petroleos Mexicanos, 5.50%, 6/27/44 (4)	680,000	697
Petroleos Mexicanos, 6.00%, 3/5/20	1,050,000	1,220
Province of British Columbia, 2.10%, 5/18/16	350,000	366
Province of British Columbia, 2.85%, 6/15/15	825,000	877
Province of Manitoba, 1.30%, 4/3/17	1,080,000	1,096
Province of New Brunswick Canada, 2.75%, 6/15/18	1,400,000	1,505
Province of Nova Scotia, 5.125%, 1/26/17	800,000	942
Province of Ontario, 1.375%, 1/27/14	1,500,000	1,520
Province of Quebec, 3.50%, 7/29/20	750,000	829
Republic of Brazil, 5.875%, 1/15/19	1,950,000	2,363
Republic of Chile, 5.50%, 1/15/13	115,000	118
Republic of South Africa, 5.50%, 3/9/20	300,000	347
Republic of South Africa, 6.50%, 6/2/14	250,000	276

Swedish Export Credit, 1.75%, 10/20/15	800,000	814
United Mexican States, 5.95%, 3/19/19	500,000	612
Westpac Banking, 2.90%, 9/10/14 (4)(11)	1,100,000	1,152
Total Foreign Government Obligations & Municipalities (Cost $33,040)		35,202

MUNICIPAL SECURITIES 0.6%

California 0.1%		
California, Build America, 7.625%, 3/1/40	1,000,000	1,292
Los Angeles Airport, Build America, 7.053%, 5/15/40	1,000,000	1,345
Univ. of California Regents, Build America, 5.77%, 5/15/43	750,000	915
		3,552
Illinois 0.1%		
Chicago, O'Hare Int'l. Airport, Build America, 6.395%, 1/1/40	755,000	967
Illinois Fin. Auth., Landing at Plymouth Place, 6.00%, 5/15/25	100,000	90
Illinois Toll Highway Auth., Build America, 6.184%, 1/1/34	470,000	581
Metropolitan Water Reclamation Dist. of Greater Chicago, Build America, 5.72%, 12/1/38	500,000	632
		2,270
Maryland 0.0%		
Maryland Transportation Auth., Build America, 5.888%, 7/1/43	350,000	455
		455
New Jersey 0.0%		
New Jersey Turnpike Auth., Build America, 7.414%, 1/1/40	415,000	607
Total New Jersey		607
New York 0.1%		
Dormitory Auth. of the State of New York, Build America 5.628%, 3/15/39	1,300,000	1,563

Metropolitan Transportation Auth., Build America 5.871%, 11/15/39	700,000	831
Metropolitan Transportation Auth., Dedicated Tax Fund, Build America, 7.336%, 11/15/39	240,000	351
New York City Municipal Water Fin. Auth., Build America 6.011%, 6/15/42	245,000	325
New York City Transitional Fin. Auth., Build America 5.508%, 8/1/37	950,000	1,152
		4,222
Oregon 0.0%		
Oregon DOT, Build America, 5.834%, 11/15/34	375,000	483
		483
Puerto Rico 0.0%		
Puerto Rico, 5.25%, 7/1/32 (Prerefunded 7/1/16) (7)	60,000	71
Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20 (Prerefunded 12/1/13) (7)	165,000	176
		247
Texas 0.1%		
Texas, Build America, 5.517%, 4/1/39	1,300,000	1,691
Texas Transportation Commission, Build America 5.178%, 4/1/30	560,000	684
		2,375
Utah 0.1%		
Utah, Build America, 4.554%, 7/1/24	1,000,000	1,187
Utah Transit Auth., Build America, 5.937%, 6/15/39	900,000	1,211
		2,398
Virginia 0.1%		
Virginia Public Building Auth., Build America, 5.90%, 8/1/30	800,000	1,051

Repurchase Agreements 0.1%		
Barclays Capital, Tri-Party, Dated 6/29/12, 0.15%, Delivery Value of $1,035,295 on 7/2/12, Collateralized by U.S. Government securities, 2.13%, 8/15/21 valued at $1,055,988	1,035,282	1,035
Credit Suisse, Tri-Party, Dated 6/29/12, 0.15%, Delivery Value of $1,737,740 on 7/2/12, Collateralized by U.S. Government securities, 0.00%, 8/15/12 - 2/15/42, valued at $1,772,473	1,737,718	1,738
		2,773
Total Investments through Securities Lending Program with JPMorgan Chase Bank		17,888
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.2%		
Money Market Funds 0.2%		
T. Rowe Price Reserve Investment Fund, 0.16% (9)(10)	6,967,051	6,967
Total Investments through Securities Lending Program with State Street Bank and Trust Company		6,967
Total Securities Lending Collateral (Cost $24,855)		24,855
Total Investments in Securities		
101.2% of Net Assets (Cost $2,637,527)		**$ 3,236,538**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) All or a portion of this security is on loan at June 30, 2012. See Note 4.

(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $3,528 and represents 0.1% of net assets.

(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $50,050 and represents 1.6% of net assets.

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 6/30/12	Value 12/31/11
T. Rowe Price Institutional High Yield Fund, 6.11%	$ 9,235	$ 5,640	$ 5,435	$ 157,484	$ 149,276
T. Rowe Price Real Assets Fund	6,500	4,257	—	83,154	78,831
T. Rowe Price Term Asset-Backed Opportunity Fund	—	111**	12	162	263
T. Rowe Price Reserve Investment Fund, 0.16%	¤	¤	33 ^	70,204	80,167
Totals			$ 5,480	$ 311,004	$ 308,537

**Investment in partnership; cost balances reflect net capital contributed/returned and pro rata share of undistributed partnership earnings.

¤ Purchase and sale information not shown for cash management funds.

^ Excludes earnings on securities lending collateral invested in the T. Rowe Price Reserve Investment Fund, which are subject to rebates and fees as described in Note 4.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 321,039
Dividend income	5,468
Interest income	12
Investment income	$ 5,480
Realized gain (loss) on securities	$ (1,183)
Capital gain distributions from mutual funds	$ —

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets	
Investments in securities, at value (cost $2,637,527)	$ 3,236,538
Receivable for investment securities sold	34,205
Interest and dividends receivable	9,766
Receivable for shares sold	4,009
Cash	425
Foreign currency (cost $149)	138
Other assets	7,777
Total assets	3,292,858
Liabilities	
Payable for investment securities purchased	55,549
Obligation to return securities lending collateral	24,855
Payable for shares redeemed	4,734
Investment management fees payable	1,046
Due to affiliates	401
Unrealized loss on swaps	145
Variation margin payable on futures contracts	20
Other liabilities	7,735
Total liabilities	94,485
NET ASSETS	$ 3,198,373
Net Assets Consist of:	
Overdistributed net investment income	$ (23)
Accumulated undistributed net realized loss	(6,782)
Net unrealized gain	598,852
Paid-in capital applicable to 160,390,828 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares authorized	2,606,326
NET ASSETS	$ 3,198,373
NET ASSET VALUE PER SHARE	$ 19.94

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Balanced Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on December 31, 1939. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid quarterly. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $18,000 for the six months ended June 30, 2012. Additionally, the fund earns credits on temporarily uninvested cash balances held at the custodian, which reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

New Accounting Pronouncements In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in private investment companies are valued at the entity’s net asset value (or equivalent) as of the valuation date. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities and private placements, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on June 30, 2012:

($000s)	Level 1	Level 2	Level 3	Total Value
	Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs	
Assets				
Investments in Securities, except:	$ 288,760	$ —	$ —	$ 288,760
Common Stocks	1,471,245	530,040	—	2,001,285
Preferred Stocks	—	6,335	—	6,335
Convertible Preferred Stocks	—	5,064	—	5,064
Corporate Bonds	—	224,680	—	224,680
Asset-Backed Securities	—	28,712	—	28,712
Non-U.S. Government Mortgage-Backed Securities	—	36,817	—	36,817
U.S. Government & Agency Mortgage-Backed Securities	—	291,923	—	291,923
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	—	274,227	—	274,227
Foreign Government Obligations & Municipalities	—	35,202	—	35,202
Municipal Securities	—	18,516	—	18,516
Private Investment Companies	—	—	162	162
Securities Lending Collateral	22,082	2,773	—	24,855
Total	$ 1,782,087	$ 1,454,289	$ 162	$ 3,236,538
Liabilities				
Swaps	$ —	$ 145	$ —	$ 145
Futures	20	—	—	20
Total	$ 20	$ 145	$ —	$ 165

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2012. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain (loss) on Level 3 instruments held at June 30, 2012, totaled $10,000 for the six months ended June 30, 2012.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2012, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2012, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2012, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2012, the fund’s exposure to futures, based on underlying notional amounts, was generally less than 1% of net assets.

Credit Default Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price of the underlying credit; or, in the case of an index swap, the market value of the contract relative to the notional amount. Therefore, the payment risk increases as the price of the relevant underlying credit, or market value of the index swap, declines due to market valuations of credit quality. As of June 30, 2012, the notional amount of protection sold by the fund totaled $2,150,000 (0.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, and depreciated swaps and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Net periodic receipts or payments required by swaps are accrued daily and are recorded as realized gain or loss for financial reporting purposes when settled; fluctuations in the fair value of swaps are reflected in the change in net unrealized gain or loss and are reclassified to realized gain or loss upon termination prior to maturity or cash settlement. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2012, the fund’s exposure to swaps, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

TBA Purchase and Sale Commitments During the six months ended June 30, 2012, the fund entered into to be announced (TBA) purchase and/or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such mortgage-backed securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying mortgage securities; however, for either purchase or sale transactions, the fund also may extend the settlement by “rolling” the transaction. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities are not. On June 30, 2012, the value of cash collateral investments was $24,855,000, and the value of loaned securities was $24,373,000.

T. Rowe Price Term Asset-Backed Opportunity Fund, L.L.C. During the six months ended June 30, 2012, the fund was invested in the T. Rowe Price Term Asset-Backed Opportunity Fund, L.L.C. (private fund), a private investment company managed by T. Rowe Price Associates, Inc., that participates in the Term Asset-Backed Securities Loan Facility (TALF) program created and administered by the Federal Reserve Bank of New York (FRBNY). The TALF program provided eligible borrowers with term loans secured by eligible asset-backed securities and/or commercial mortgage-backed securities, which were either owned by the borrower or purchased by the borrower and subsequently pledged as collateral for a TALF loan. TALF loans generally are nonrecourse in nature. The private fund is treated as a partnership for federal income tax purposes. It has a limited life extending five years from the date on which the TALF program closed for any new loans, which was June 30, 2010. The private fund can have two possible extensions (one year each) with the consent of a majority of its investors. Invested capital generally will be returned to investors as underlying securities are liquidated and the TALF loans are repaid or mature, with the balance paid at maturity of the private fund. Ownership interests in the private fund may not be redeemed, sold, or assigned. As of June 30, 2012, outstanding capital commitments may no longer be called by the private fund.

When-Issued Securities The fund may enter into when-issued purchases and/or sales commitments, pursuant to which it agrees to purchase or sell, respectively, the underlying security for a fixed unit price, with payment and delivery at a scheduled future date generally beyond the customary settlement period for such securities. When-issued refers to securities that have not yet been issued but will be issued in the future and may include new securities or securities obtained through a corporate action on a current holding. The fund normally purchases when-issued securities with the intention of taking possession but may enter into a separate agreement to sell the securities before the settlement date. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its when-issued commitments. Amounts realized on when-issued transactions are included with realized gain/loss on securities in the accompanying financial statements.

Counterparty Risk and Collateral The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, TBA purchase commitments, and OTC options (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all OTC instruments covered by a particular collateral agreement with a specified counterparty. Collateral, both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. Securities posted as collateral by the fund to a counterparty are so noted in the accompanying Portfolio of Investments and remain in the fund’s assets. As of June 30, 2012, securities valued at $263,000 had been posted by the fund to counterparties for covered OTC instruments. Collateral pledged by counterparties to the fund is not included in the fund’s assets because the fund does not obtain effective control over those assets. As of June 30, 2012, no collateral was pledged by counterparties to the fund for covered OTC instruments.

At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. In accordance with the terms of the relevant derivatives agreements, counterparties to OTC derivatives may be able to terminate derivative contracts prior to maturity after the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund. Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. Generally, for exchange-traded derivatives such as futures and options, each broker, in its sole discretion, may change margin requirements applicable to the fund. As of June 30, 2012, securities valued at $44,000 had been posted by the fund to the broker for exchange-traded derivatives.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $485,149,000 and $407,965,000, respectively, for the six months ended June 30, 2012. Purchases and sales of U.S. government securities aggregated $599,452,000 and $594,226,000, respectively, for the six months ended June 30, 2012.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2011, the fund had $2,029,000 of available capital loss carryforwards.

At June 30, 2012, the cost of investments for federal income tax purposes was $2,703,235,000. Net unrealized gain aggregated $533,144,000 at period-end, of which $669,990,000 related to appreciated investments and $136,846,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.28% for assets in excess of $300 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2012, the effective annual group fee rate was 0.30%.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30, 2012, expenses incurred pursuant to these service agreements were $93,000 for Price Associates; $368,000 for T. Rowe Price Services, Inc.; and $1,613,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds and/or the T. Rowe Price Real Assets Fund (collectively, the underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and are considered affiliates of the fund. Each institutional fund pays an all-inclusive management and administrative fee to Price Associates; Real Assets Fund pays a management fee to Price Associates as well as operating expenses. To ensure that the fund does not incur duplicate management fees, Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset the management fees paid by the underlying institutional funds related to fund assets invested therein. Accordingly, the accompanying Statement of Operations includes management fees permanently waived pursuant to this agreement. Annual fee rates and amounts waived within the accompanying Statement of Operations related to shares of the underlying institutional funds for the six months ended June 30, 2012, are as follows:

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 6, 2012, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the three-month and 1-, 3-, 5-, and 10-year periods, as well as the fund’s year-by-year returns, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio in comparison with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate (after including reductions of the management fee that resulted from the fund’s investments in T. Rowe Price Institutional Funds) was above the median for certain groups of comparable funds but below the median for other groups of comparable funds. The information also indicated that the fund’s total expense ratio was below the median for comparable funds.

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the mutual fund business is generally more complex from a business and compliance perspective than the institutional business and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price mutual funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 16, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 16, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date August 16, 2012